Loan Portfolio and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2024
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loan Portfolio and Allowance for Credit Losses
(4)	Loan Portfolio and Allowance for Credit Losses

The following table presents loans by portfolio segment:

	December 31, 2024
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$227,771	$39,529	$267,300
Other	19,144	413	19,557
Real estate mortgage - 1 to 4 family:
First mortgages	2,741,334	1,590,229	4,331,563
Home equity loans	43,096	13,643	56,739
Home equity lines of credit	235,939	173,322	409,261
Installment	9,885	3,753	13,638
Total loans, net	$3,277,169	$1,820,889	5,098,058
Less: Allowance for credit losses on loans			50,248
Net loans			$5,047,810

*Includes New York, New Jersey, Vermont and Massachussetts.

	December 31, 2023
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$212,754	$39,501	$252,255
Other	20,863	397	21,260
Real estate mortgage - 1 to 4 family:
First mortgages	2,756,914	1,550,191	4,307,105
Home equity loans	44,152	13,806	57,958
Home equity lines of credit	212,298	135,117	347,415
Installment	12,057	4,829	16,886
Total loans, net	$3,259,038	$1,743,841	5,002,879
Less: Allowance for credit losses on loans			48,578
Net loans			$4,954,301

*Includes New York, New Jersey, Vermont and Massachussetts.

Included in commercial loans above are Paycheck Protection Program (“PPP”) loans totaling $241 thousand and $620 thousand as of December 31, 2024 and 2023, respectively.

At December 31, 2024 and 2023, the Company had approximately $29.7 million and $29.1 million, respectively, of real estate construction loans. Of the $29.7 million in real estate construction loans at December 31, 2024, approximately $10.7 million are secured by first mortgages to residential borrowers while approximately $19.0 million were to commercial borrowers for residential construction projects. Of the $29.1 million in real estate construction loans at December 31, 2023, approximately $8.0 million are secured by first mortgages to residential borrowers while approximately $21.1 million were to commercial borrowers for residential construction projects. The majority of construction loans are in the Company’s New York market.

At December 31, 2024 and 2023, loans to executive officers, directors, and to associates of such persons aggregated $27.6 million and $29.3 million, respectively.  During 2024, approximately $6.4 million of new loans were made, and repayments of loans totaled approximately $3.6 million.  The composition of the related parties’ loan balances were reduced by $4.5 million as a result of a director resignation. All loans are current according to their term.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont.  Although the loan portfolio is diversified, a portion of its debtors’ ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

Allowance for credit losses on loans

During the year ended December 31, 2024, the Company enhanced its ACLL calculation.  The Company continues to utilize a discounted cash flow approach, now incorporating peer data and updated forecast and reversion periods. Since the adoption of CECL, the Company has been estimating the quantitative reserves based on internal data and an 8-quarter forecast and immediate reversion. We are now utilizing peer data, and using baseline scenario with a 4-quarter forecast and 4-quarter straight line reversion to produce reasonable and supportable results. Forecast data is sourced from Moody’s Analytics (“Moody’s”). The level of the ACLL is based on factors that influence management’s current estimate of expected credit losses, including past events and current conditions. The Company has determined the Moody’s Baseline forecast scenario to be appropriate for the December 31, 2024, ACLL calculation. The Company selected the Moody’s Baseline economic forecast for credit losses as Moody's baseline economic scenario represents their most probable outlook. We continue to use the regulatory interagency qualitative framework, we now utilize a weighted scorecard approach. The weighted scorecard approach considers each qualitative factor with respect to risks in our portfolio and the economic environment, weighting is assigned based on our evaluation and understanding of the underlying risks and economic conditions within each portfolio segment. This change did not result in a material impact to the Company’s financial statements.

Activity in the allowance for credit losses on loans by portfolio segment for the years ended December 31, 2024, and 2023 are summarized as follows:

	For the year ended December 31, 2024
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$2,735	$45,625	$218	$48,578
Loans charged off:
New York and other states*	127	311	120	558
Florida	314	17	50	381
Total loan chargeoffs	441	328	170	939

Recoveries of loans previously charged off:
New York and other states*	-	675	34	709
Florida	-	-	-	-
Total recoveries	-	675	34	709
Net loans (recoveries) charged off	441	(347)	136	230
Provision for credit losses	1,126	664	110	1,900
Balance at end of period	$3,420	$46,636	$192	$50,248

* Includes New York, New Jersey, Vermont and Massachusetts.

	For the year ended December 31, 2023
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$2,596	$43,271	$165	$46,032
Loans charged off:
New York and other states*	-	371	97	468
Florida	-	-	79	79
Total loan chargeoffs	-	371	176	547

Recoveries of loans previously charged off:
New York and other states*	129	392	45	566
Florida	-	25	2	27
Total recoveries	129	417	47	593
Net loans (recoveries) charged off	(129)	(46)	129	(46)
Provision for loan losses	10	2,308	182	2,500
Balance at end of period	$2,735	$45,625	$218	$48,578

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables present the balance in the allowance for credit losses on loans by portfolio segment and based on impairment evaluation as of December 31, 2024 and 2023:

	As of December 31, 2024
(dollars in thousands)		1-to-4 Family
	Commercial	Residential	Installment
	Loans	Real Estate	Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	3,420	46,636	192	50,248

Total ending allowance balance	$3,420	$46,636	$192	$50,248

Loans:
Individually evaluated for impairment	$443	$23,835	$112	$24,390
Collectively evaluated for impairment	286,414	4,773,728	13,526	5,073,668

Total ending loans balance	$286,857	$4,797,563	$13,638	$5,098,058

	As of December 31, 2023
(dollars in thousands)		1-to-4 Family
	Commercial	Residential	Installment
	Loans	Real Estate	Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	2,735	45,625	218	48,578

Total ending allowance balance	$2,735	$45,625	$218	$48,578

Loans:
Individually evaluated for impairment	$957	$23,628	$144	$24,729
Collectively evaluated for impairment	272,558	4,688,850	16,742	4,978,150

Total ending loans balance	$273,515	$4,712,478	$16,886	$5,002,879

The Company’s allowance for credit losses on unfunded commitments is recognized as a liability (accrued expenses and other liabilities) with adjustments to the reserve recognized in (credit) provision for credit losses in the consolidated statements of income.

The Company’s activity in the allowance for credit losses on unfunded commitments were as follows:

(In thousands)	For the year ended
December 31, 2024
Balance at January 1, 2024	$1,662
Provision for credit losses	100
Balance at December 31, 2024	$1,762

(In thousands)	For the year ended December 31, 2023

Balance at January 1, 2023	$2,912
(Credit) provision for credit losses	(1,250)
Balance at December 31, 2023	$1,662

Loan Credit Quality

The Company categorizes commercial loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, the Company’s loan grading process analyzes non-homogeneous loans, such as commercial loans and commercial real estate loans, individually by grading the loans based on credit risk.  The Company’s internal loan review department in accordance with the Company’s internal loan review policy tests the loan grades assigned to all loan types.

The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as such have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be “pass” rated loans.

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank’s collection area and on a monthly basis with respect to determining the adequacy of the allowance for credit losses on loans. The payment status of these homogeneous pools as of December 31, 2024 and December 31, 2023 is also included in the aging of the past due loans table. Nonperforming loans shown in the table below were loans on non-accrual status and loans over 90 days past due and accruing.

As of December 31, 2024 and 2023, and based on the most recent analysis performed, the risk category of loans by class of loans, and gross charge-offs year to date for each loan type by origination year was as follows:

Loan Credit Quality
(in thousands)	As of December 31, 2024
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2024	2023	2022	2021	2020	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$47,687	$54,877	$73,094	$22,215	$15,014	$50,052	$2,169	$-	$265,108
Special Mention	-	-	242	-	-	-	-	-	242
Substandard	-	-	1,003	-	22	887	-	-	1,912
Doubtful	-	-	-	-	-	38	-	-	38
Total Commercial Loans	$47,687	$54,877	$74,339	$22,215	$15,036	$50,977	$2,169	$-	$267,300

Commercial Loans:
Current-period Gross writeoffs	$-	$-	$10	$431	$-	$-	$-	$-	$441
	$-	$-	$10	$431	$-	$-	$-	$-	$441

Commercial Other:
Risk rating
Pass	$1,842	$7,417	$1,796	$407	$184	$2,108	$5,634	$-	$19,388
Special mention	-	-	-	-	-	-	-	-	-
Substandard	13	-	-	22	-	134	-	-	169
Total Commercial Real Estate Loans	$1,855	$7,417	$1,796	$429	$184	$2,242	$5,634	$-	$19,557

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$313,944	$398,722	$535,702	$821,804	$681,840	$1,563,659	$938	$-	$4,316,609
Nonperforming	-	987	391	870	243	12,463	-	-	14,954
Total First Mortgage:	$313,944	$399,709	$536,093	$822,674	$682,083	$1,576,122	$938	$-	$4,331,563

Residential First Mortgage Loans:
Current-period Gross writeoffs	$194	$-	$-	$-	$-	$18	$-	$-	$212
	$194	$-	$-	$-	$-	$18	$-	$-	$212

Home Equity Loans:
Risk rating
Performing	$6,621	$8,586	$5,354	$6,490	$5,066	$24,096	$-	$-	$56,213
Nonperforming	-	-	155	-	-	371	-	-	526
Total Home Equity Loans:	$6,621	$8,586	$5,509	$6,490	$5,066	$24,467	$-	$-	$56,739

Home Equity Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Lines of Credit:
Risk rating
Performing	$4,793	$1,558	$1,110	$887	$46	$14,595	$383,425	$-	$406,414
Nonperforming	-	-	70	-	-	2,532	245	-	2,847
Total Home Equity Credit Lines:	$4,793	$1,558	$1,180	$887	$46	$17,127	$383,670	$-	$409,261

Home Equity Lines of Credit:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$116	$-	$-	$116
	$-	$-	$-	$-	$-	$116	$-	$-	$116

Installments:
Risk rating
Performing	$2,846	$5,513	$2,788	$705	$123	$505	$1,028	$-	$13,508
Nonperforming	16	5	55	19	-	35	-	-	130
Total Installments	$2,862	$5,518	$2,843	$724	$123	$540	$1,028	$-	$13,638

Installments Loans:
Current-period Gross writeoffs	$-	$53	$47	$35	$4	$31	$-	$-	$170
	$-	$53	$47	$35	$4	$31	$-	$-	$170

Loan Credit Quality
(in thousands)	As of December 31, 2023
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$61,148	$82,339	$23,940	$16,653	$19,835	$41,153	$5,664	$-	$250,732
Special Mention	-	-	-	42	-	225	-	-	267
Substandard	-	-	-	-	-	1,256	-	-	1,256
Total Commercial Loans	$61,148	$82,339	$23,940	$16,695	$19,835	$42,634	$5,664	$-	$252,255

Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Commercial Other:
Risk rating
Pass	$7,873	$2,164	$1,933	$1,386	$321	$2,641	$4,482	$-	$20,800
Special mention	-	-	-	-	-	-	34	-	34
Substandard	-	-	328	-	-	98	-	-	426
Total Commercial Real Estate Loans	$7,873	$2,164	$2,261	$1,386	$321	$2,739	$4,516	$-	$21,260

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$418,891	$566,617	$878,015	$732,851	$342,559	$1,354,867	$-	$-	$4,293,800
Nonperforming	64	210	383	229	1,119	11,300	-	-	13,305
Total First Mortgage:	$418,955	$566,827	$878,398	$733,080	$343,678	$1,366,167	$-	$-	$4,307,105

Residential First Mortgage Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$27	$336	$-	$-	$363
	$-	$-	$-	$-	$27	$336	$-	$-	$363

Home Equity Loans:
Risk rating
Performing	$9,660	$5,963	$7,770	$5,668	$6,542	$22,076	$-	$-	$57,679
Nonperforming	-	-	-	-	-	279	-	-	279
Total Home Equity Loans:	$9,660	$5,963	$7,770	$5,668	$6,542	$22,355	$-	$-	$57,958

Home Equity Lines Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Credit Lines:
Risk rating
Performing	$355	$641	$248	$75	$10	$15,964	$327,059	$-	$344,352
Nonperforming	-	-	8	56	-	2,813	186	-	3,063
Total Home Equity Credit Lines:	$355	$641	$256	$131	$10	$18,777	$327,245	$-	$347,415

Home Equity Credit Lines Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$8	$-	$-	$8
	$-	$-	$-	$-	$-	$8	$-	$-	$8

Installments:
Risk rating
Performing	$8,473	$4,592	$1,484	$360	$198	$605	$1,008	$-	$16,720
Nonperforming	-	49	51	-	63	3	-	-	166
Total Installments	$8,473	$4,641	$1,535	$360	$261	$608	$1,008	$-	$16,886

Installments Loans:
Current-period Gross writeoffs	$16	$67	$50	$1	$21	$21	$-	$-	$176
	$16	$67	$50	$1	$21	$21	$-	$-	$176

The following tables present the aging of the amortized cost in past due loans by loan class and by region as of December 31, 2024 and 2023:

	As of December 31, 2024

New York and other states*:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,189	$-	$329	$1,518	$226,253	$227,771
Other	-	-	14	14	19,130	19,144
Real estate mortgage - 1 to 4 family:
First mortgages	2,438	773	6,091	9,302	2,732,032	2,741,334
Home equity loans	15	22	318	355	42,741	43,096
Home equity lines of credit	401	-	1,267	1,668	234,271	235,939
Installment	18	19	69	106	9,779	9,885

Total	$4,061	$814	$8,088	$12,963	$3,264,206	$3,277,169

Florida:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$-	$-	$39,529	$39,529
Other	-	-	-	-	413	413
Real estate mortgage - 1 to 4 family:
First mortgages	2,037	629	1,773	4,439	1,585,790	1,590,229
Home equity loans	-	6	-	6	13,637	13,643
Home equity lines of credit	220	-	-	220	173,102	173,322
Installment	109	22	16	147	3,606	3,753

Total	$2,366	$657	$1,789	$4,812	$1,816,077	$1,820,889

Total:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,189	$-	$329	$1,518	$265,782	$267,300
Other	-	-	14	14	19,543	19,557
Real estate mortgage - 1 to 4 family:
First mortgages	4,475	1,402	7,864	13,741	4,317,822	4,331,563
Home equity loans	15	28	318	361	56,378	56,739
Home equity lines of credit	621	-	1,267	1,888	407,373	409,261
Installment	127	41	85	253	13,385	13,638

Total	$6,427	$1,471	$9,877	$17,775	$5,080,283	$5,098,058

* Includes New York, New Jersey, Vermont and Massachusetts.

	As of December 31, 2023

New York and other states*:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$521	$521	$212,233	$212,754
Other	-	26	-	26	20,837	20,863
Real estate mortgage - 1 to 4 family:
First mortgages	4,330	811	6,008	11,149	2,745,765	2,756,914
Home equity loans	20	138	157	315	43,837	44,152
Home equity lines of credit	591	135	1,499	2,225	210,073	212,298
Installment	6	18	95	119	11,938	12,057

Total	$4,947	$1,128	$8,280	$14,355	$3,244,683	$3,259,038

Florida:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$-	$-	$39,501	$39,501
Other	-	-	314	314	83	397
Real estate mortgage - 1 to 4 family:
First mortgages	1,290	78	1,433	2,801	1,547,390	1,550,191
Home equity loans	73	6	-	79	13,727	13,806
Home equity lines of credit	184	-	56	240	134,877	135,117
Installment	16	-	60	76	4,753	4,829

Total	$1,563	$84	$1,863	$3,510	$1,740,331	$1,743,841

Total:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$521	$521	$251,734	$252,255
Other	-	26	314	340	20,920	21,260
Real estate mortgage - 1 to 4 family:
First mortgages	5,620	889	7,441	13,950	4,293,155	4,307,105
Home equity loans	93	144	157	394	57,564	57,958
Home equity lines of credit	775	135	1,555	2,465	344,950	347,415
Installment	22	18	155	195	16,691	16,886

Total	$6,510	$1,212	$10,143	$17,865	$4,985,014	$5,002,879

* Includes New York, New Jersey, Vermont and Massachusetts.

At December 31, 2024 and 2023, there were no loans that were 90 days past due and still accruing interest.  As a result, non-accrual loans include all loans 90 days or more past due as well as certain loans less than 90 days past due that were placed on non-accrual status for reasons other than delinquent status.  There are no commitments to extend further credit on non-accrual or modified loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu). Other real estate owned is included in other assets on the Consolidated Statements of Condition.  As of December 31, 2024 other real estate owned included $2.2 million of residential foreclosed properties.  In addition, non-accrual residential mortgage loans that were in the process of foreclosure had an amortized cost of $8.1 million as of December 31, 2024. As of December 31, 2023 other real estate owned included $194 thousand of residential foreclosed properties.  In addition, non-accrual residential mortgage loans that were in the process of foreclosure had an amortized cost of $6.6 million as of December 31, 2023.

Loans individually evaluated for impairment are non-accrual loans delinquent greater than 180 days, non-accrual commercial loans, as well as loans classified as loan modifications. As of December 31, 2024, there was no allowance for credit losses based on loans individually evaluated for impairment. Residential and installment non-accrual loans which are not loan modifications or greater than 180 days delinquent are collectively evaluated to determine the allowance for credit loss.

The following tables present the amortized cost basis in non-accrual loans by portfolio segment as of December 31, 2024 and 2023:

	As of December 31, 2024
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$329	$-	$329
Other	14	-	14
Real estate mortgage - 1 to 4 family:
First mortgages	11,586	3,368	14,954
Home equity loans	432	94	526
Home equity lines of credit	2,653	194	2,847
Installment	108	22	130
Total non-accrual loans	15,122	3,678	18,800
Restructured real estate mortgages - 1 to 4 family	-	-	-
Total nonperforming loans	$15,122	$3,678	$18,800

* Includes New York, New Jersey, Vermont and Massachusetts.
	As of December 31, 2023
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$536	$-	$536
Other	-	314	314
Real estate mortgage - 1 to 4 family:
First mortgages	11,324	1,981	13,305
Home equity loans	235	44	279
Home equity lines of credit	2,816	247	3,063
Installment	151	15	166
Total non-accrual loans	15,062	2,601	17,663
Restructured real estate mortgages - 1 to 4 family	3	-	3
Total nonperforming loans	$15,065	$2,601	$17,666

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables present the amortized cost basis of loans on non-accrual status and loans past due over 89 days still accruing as of December 31, 2024 and 2023:

	As of December 31, 2024
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing

Commercial:
Commercial real estate	$329	$-	-
Other	14	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	13,560	1,394	-
Home equity loans	526	-	-
Home equity lines of credit	2,724	123	-
Installment	112	18	-
Total loans, net	$17,265	$1,535	-

	As of December 31, 2023
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing

Commercial:
Commercial real estate	$536	$-	-
Other	314	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	12,584	721	-
Home equity loans	271	8	-
Home equity lines of credit	2,395	668	-
Installment	144	22	-
Total loans, net	$16,244	$1,419	-

The non-accrual balance of $1.5 million and $1.4 million disclosed above was collectively evaluated and the associated allowance for credit losses on loans was not material as of December 31, 2024 and 2023, respectively.

A financial asset is considered collateral-dependent when the debtor is experiencing financial difficulty and repayment is expected to be provided substantially through the sale or operation of the collateral. Expected credit losses for the collateral dependent loans are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate.

The following tables present the amortized cost basis of individually analyzed collateral dependent loans by portfolio segment as of December 31, 2024 and 2023:

	As of December 31, 2024
	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$429	-	-
Other	14	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	19,928	-	-
Home equity loans	535	-	-
Home equity lines of credit	3,372	-	-
Installment	112	-	-
Total	$24,390	-	-

	As of December 31, 2023
	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$643	-	-
Other	314	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	20,018	-	-
Home equity loans	371	-	-
Home equity lines of credit	3,239	-	-
Installment	144	-	-
Total	$24,729	-	-

The Company has not committed to lend additional amounts to customers with outstanding loans that are modified.  Interest income recognized on loans that are individually evaluated was not material during the years ended December 31, 2024, 2023 and 2022.

A loan for which the terms have been modified, and for which a borrower is experiencing financial difficulties, is considered a loan modification and is classified as individually evaluated. Loan modifications at December 31, 2024 are measured at the amortized cost using the loan’s effective rate at inception or fair value of the underlying collateral if the loan is considered collateral dependent.

As of December 31, 2024 and 2023  loans individually evaluated included approximately $7.0 million and $8.3 million, respectively, of loans in accruing status that were identified as loan modifications.

Pursuant to the adoption of ASU 2022-02 - Financial Instruments - Credit Losses (Topic 326) Troubled Debt Restructuring and Vintage Disclosures (“ASU 2022-02”), a borrower that is experiencing financial difficulty and receives a modification in the form of principal forgiveness, an interest rate reduction, an other-than-insignificant payment delay or a term extension in the current period needs to be disclosed.

The following table presents the amortized cost basis of loans at December 31, 2024 and 2023 that were both experiencing financial difficulty and modified during the year ended December 31, 2024 and 2023, by class and by type of modification. The percentage of the amortized cost basis of loans that were modified to borrowers in financial distress as compared to the amortized cost basis of each class of financing receivable is also presented below:

For the year ended:

New York and other states*:	December 31, 2024		December 31, 2023
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	267	0.01%	895	0.03%
Home equity loans	19	0.04%	-	-
Home equity lines of credit	238	0.10%	50	0.02%
Installment	-	-	-	-

Total	$524	0.02%	$945	0.03%

Florida:
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	84	0.01%	338	0.02%
Home equity loans	88	0.65%	-	-
Home equity lines of credit	70	0.04%	-	-
Installment	-	-	-	-

Total	$242	0.01%	$338	0.02%

Total
	Payment	% of Total Class	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans	Delay	of Loans

Commercial:
Commercial real estate	$-	-	$-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	351	0.01%	1,233	0.03%
Home equity loans	107	0.19%	-	-
Home equity lines of credit	308	0.08%	50	0.02%
Installment	-	-	-	-

Total	$766	0.02%	$1,283	0.03%

* Includes New York, New Jersey, Vermont and Massachusetts.

The Bank monitors the performance of loans modified to borrowers experiencing financial difficulty to understand the effectiveness of its modification efforts. The following table describes the performance of loans that have been modified as of December 31, 2024 and 2023:

	As of December 31, 2024

New York and other states*:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	137	49	-	81	267
Home equity loans	19	-	-	-	19
Home equity lines of credit	238	-	-	-	238
Installment	-	-	-	-	-

Total	$394	$49	$-	$81	$524

Florida:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	84	-	-	-	84
Home equity loans	88	-	-	-	88
Home equity lines of credit	70	-	-	-	70
Installment	-	-	-	-	-

Total	$242	$-	$-	$-	$242

Total		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	221	49	-	81	351
Home equity loans	107	-	-	-	107
Home equity lines of credit	308	-	-	-	308
Installment	-	-	-	-	-

Total	$636	$49	$-	$81	$766

* Includes New York, New Jersey, Vermont and Massachusetts.

As of December 31, 2023

New York and other states*:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	691	152	-	52	895
Home equity loans	-	-	-	-	-
Home equity lines of credit	50	-	-	-	50
Installment	-	-	-	-	-

Total	$741	$152	$-	$52	$945

Florida:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	338	-	-	-	338
Home equity loans	-	-	-	-	-
Home equity lines of credit	-	-	-	-	-
Installment	-	-	-	-	-

Total	$338	$-	$-	$-	$338

Total		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,029	152	-	52	1,233
Home equity loans	-	-	-	-	-
Home equity lines of credit	50	-	-	-	50
Installment	-	-	-	-	-

Total	$1,079	$152	$-	$52	$1,283

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables describes the financial effect of the modifications made to borrowers experiencing financial difficulty:

For the year ended:

	December 31, 2024	December 31, 2023
	Weighted	Weighted
New York and other states*:	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:	-	-
First mortgages	15	21
Home equity loans	24	-
Home equity lines of credit	17	18
Installment	-	-

Total	$56	$39

	Weighted	Weighted
Florida:	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	12	24
Home equity loans	9	-
Home equity lines of credit	6	-
Installment	-	-

Total	$27	$24

	Weighted	Weighted
	Average	Average
	Payment	Payment
(dollars in thousands)	Delay (Months)	Delay (Months)

Commercial:
Commercial real estate	$-	$-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	27	45
Home equity loans	33	-
Home equity lines of credit	23	18
Installment	-	-

Total	$83	$63

* Includes New York, New Jersey, Vermont and Massachusetts.

There were no commitments to lend additional funds to the borrowers and there were no charge-offs recorded against the loans. The Company had no allowance for credit losses recorded against these loans as of December 31, 2024. The Company had 13 loan modifications totaling $1.2 million that had a payment default during the year ended December 31, 2024.